INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - gross carrying amounts (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Property, plant and equipment
As of the beginning of period	$ 43,834,548	$ 40,177,146
Adjustment of opening net book amount for application of IAS 29		9,204,777
As of the end of period	41,515,106	43,834,548	$ 40,177,146
Office equipment
Property, plant and equipment
As of the beginning of period	213,437	194,819
Adjustment of opening net book amount for application of IAS 29		333,904
As of the end of period	188,280	213,437	194,819
Vehicles
Property, plant and equipment
As of the beginning of period	1,785,701	1,099,603
Adjustment of opening net book amount for application of IAS 29		1,054,631
As of the end of period	1,149,455	1,785,701	1,099,603
Equipment and computer software
Property, plant and equipment
As of the beginning of period	123,472	212,236
Adjustment of opening net book amount for application of IAS 29		416,274
As of the end of period	32,448	123,472	212,236
Fixture and fittings
Property, plant and equipment
As of the beginning of period	4,737,396	3,508,083
Adjustment of opening net book amount for application of IAS 29		1,909,115
As of the end of period	3,679,075	4,737,396	3,508,083
Machinery and equipment
Property, plant and equipment
As of the beginning of period	6,336,691	4,466,293
Adjustment of opening net book amount for application of IAS 29		3,976,720
As of the end of period	5,449,233	6,336,691	4,466,293
Land and buildings
Property, plant and equipment
As of the beginning of period	29,969,237	30,513,273
Adjustment of opening net book amount for application of IAS 29		1,438,728
As of the end of period	29,746,076	29,969,237	30,513,273
Buildings in progress
Property, plant and equipment
As of the beginning of period	668,614	182,839
Adjustment of opening net book amount for application of IAS 29		75,405
As of the end of period	1,270,539	668,614	182,839
Gross carrying amount
Property, plant and equipment
As of the beginning of period	57,059,972	44,764,394	48,520,889
Additions	1,646,697	2,044,102	2,791,794
Reclassifications	(1,237,872)
Disposals	(139,369)	(338,854)	(171,114)
Foreign currency translation	(7,702,857)	3,441,984	(20,942,036)
Revaluation	4,900,821	(2,056,431)	14,564,861
As of the end of period	54,527,392	57,059,972	44,764,394
Gross carrying amount | Office equipment
Property, plant and equipment
As of the beginning of period	629,119	243,948	252,220
Additions	42,658	30,621	119,623
Disposals		(8,493)
Foreign currency translation	(91,895)	29,139	(127,895)
As of the end of period	579,882	629,119	243,948
Gross carrying amount | Vehicles
Property, plant and equipment
As of the beginning of period	3,604,537	1,660,294	2,223,102
Additions	248,800	1,093,749	388,856
Reclassifications	(264,069)
Disposals	(139,369)	(297,269)	(131,746)
Foreign currency translation	(472,357)	93,132	(819,918)
As of the end of period	2,977,542	3,604,537	1,660,294
Gross carrying amount | Equipment and computer software
Property, plant and equipment
As of the beginning of period	955,657	419,638	426,529
Additions	27,961	75,152	189,094
Reclassifications	(375,242)
Transfers			47,744
Disposals		(1,685)	(14,726)
Foreign currency translation	(142,697)	46,278	(229,003)
As of the end of period	465,679	955,657	419,638
Gross carrying amount | Fixture and fittings
Property, plant and equipment
As of the beginning of period	6,438,430	3,826,665	4,665,074
Additions	14,985	7,518	6,178
Reclassifications	20,801
Transfers		213,333	1,646,914
Disposals			(1,632)
Foreign currency translation	(993,785)	481,799	(2,489,869)
As of the end of period	5,480,431	6,438,430	3,826,665
Gross carrying amount | Machinery and equipment
Property, plant and equipment
As of the beginning of period	10,233,501	5,404,029	9,152,269
Additions	556,693	98,034	197,840
Reclassifications	(598,561)
Transfers		7,863
Disposals		(31,407)	(23,010)
Foreign currency translation	(1,136,932)	778,262	(3,923,070)
As of the end of period	9,054,701	10,233,501	5,404,029
Gross carrying amount | Land and buildings
Property, plant and equipment
As of the beginning of period	34,530,114	33,026,981	30,931,226
Additions	3,261	125,930	26,017
Reclassifications	36,487
Transfers			651,662
Foreign currency translation	(4,772,065)	1,994,906	(13,146,785)
Revaluation	4,900,821	(2,056,431)	14,564,861
As of the end of period	34,698,618	34,530,114	33,026,981
Gross carrying amount | Buildings in progress
Property, plant and equipment
As of the beginning of period	668,614	182,839	870,469
Additions	752,339	613,098	1,864,186
Reclassifications	(57,288)
Transfers		(221,196)	(2,346,320)
Foreign currency translation	(93,126)	18,468	(205,496)
As of the end of period	$ 1,270,539	$ 668,614	$ 182,839